MFA 2022-NQM3 Trust ABS-15G

Exhibit 99.2

Loan Level Exception - Disposition (Loan Grades)
																											FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Edgar Loan ID	Servicer Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	1000017	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing Disclosure XX/XX/XXXX 12:00:00 AM was received. (InterXX/XX/XXXX)	Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Due to borrower is foreign national with alternative credit and income verified via letter from employer transcribed by a certified translator per guidelines.
Federal Compliance - TRID Final Closing Disclosure Assumption: Note is assumable and Closing Disclosure reflects loan is not assumable.
Federal Compliance - TRID Final Closing Disclosure Closing Date: The final CD closing date is XX/XX/XXXX and the borrower closed/signed XX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: There is no evidence in the loan file of the date the borrower received the LE dated XX/XX/XXXXnd the initial CD dated XX/XX/XXXX was received XX/XX/XXXX.	BUYER - WAIVED COMMENT (2019-07-24): waive BUYER - WAIVED COMMENT (2019-07-24): waive BUYER - WAIVED COMMENT (2019-07-24): waive BUYER - WAIVED COMMENT (2019-07-24): waive	Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative

																								Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000019		XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000018	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Deposit: TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Deposit that does not match the Deposit from the Calculating Cash to Close table. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Disclosure not in file
Federal Compliance - TRID Final Closing Disclosure Assumption: CD shows loan is not assumable but note shows it is
Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Deposit: Deposit is accurate per the CD
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Fees correct per the final CD- no amount shown on closing disclosure	REVIEWER - WAIVED COMMENT (2019-07-26): Client elects to waive. Non-material exception.
BUYER - WAIVED COMMENT (2019-07-26): waive
BUYER - GENERAL COMMENT (2019-07-26): waive
BUYER - WAIVED COMMENT (2019-07-26): please waive
BUYER - WAIVED COMMENT (2019-07-26): please waive	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Deposit: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000020	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Asset Documentation - Guideline Issue: Insufficient asset documentation.: Financial Institution: Bank of America / End Date: XX/XX/XXXX // Account Type: Checking / Account Number: XXXX [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Minimum Loan Amount discrepancy.: Note loan amount of $XXXX is less than Guideline minimum loan amount of $200,000.00.	Missing an additional 1 month statement.	BUYER - WAIVED COMMENT (2018-09-10): This statement is only to evidence that the check for the EMD cleared. REVIEWER - RE-OPEN COMMENT (2019-06-13): Re-opening for review. Waiving an EV3/C exception does not improve the grade. BUYER - GENERAL COMMENT (2019-07-08): exception REVIEWER - WAIVED COMMENT (2019-07-15): Client approved exception to waive the additional bank statement. REVIEWER - WAIVED COMMENT (2019-02-15): Rec'd exception for loan amount < minimum allowed per guidelines.	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Closing Date: The final CD in file, initialed by the borrower, reflects a closing date ofXX/XX/XXXX.	BUYER - WAIVED COMMENT (2019-02-13): We have provided our broker agreement which shows that all transactions are based on a set compensation and not subject to terms of the transaction
BUYER - WAIVED COMMENT (2018-09-10): California closing documents are not date sensitive, the borrower signed with the notary XX/XX	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative	Borrower has job stability for 16+ years. Borrower has owned the subject property for 10 years DTI below max by 5% or greater; 35.34% vs guideline maximum of 50%.		B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000022	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/Schedule C)
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TRID Disbursement Date: Closing Information section of CD dated XX/XX/XXXX reflects inaccurate Disbursement Date.
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)	Federal Compliance - Self-Employed Tax Return Recency - ATR: Most recent tax return provided is for 2016. Extension filed for 2017 tax return.
Federal Compliance - TRID Disbursement Date: Final Closing Disclosure disclosed a disbursement date of XX/XX/XXXX however, the final certified settlement verifies the disbursement date is XX/XX/XXXX. A corrected Closing Disclosure is required to cure this exception.
Federal Compliance - TRID Final Closing Disclosure Closing Date: Final CD issuedXX/XX/XXXX was not provided within three business days of closing, closing dateXX/XX/XXXX. No evidence of early receipt located in the file.	BUYER - WAIVED COMMENT (2019-02-11): We have provided our broker agreement which shows that all transactions are based on a set compensation and not subject to terms of the transaction
BUYER - WAIVED COMMENT (2019-06-17): tax returns on extension
REVIEWER - GENERAL COMMENT (2019-06-19): This exception has been reviewed by our Compliance department with this response: "With regard to the second Rescission exception regarding expected Expiration vs Actual, the CD reflects the borrowers received the CD on two different days.  The borrower dated on XX/XX/XXXX while the co-borrower dated XX/XX/XXXX.  Rescission would begin starting the later of these two dates.  When we consider XX/XX as the date material disclosures were delivered, the rescission expiration date on the RTC would be expected to be disclosed as XX/XX/XXXX rather than XX/XX/XXXX.  This exception can be cured through an LOE, re-opening of rescission to the borrower(s), and proof of delivery.  Please note if rescission is re-opened, the Transaction Date would not change from the original.  Only the new Rescission Expiration Date would be entered based upon when the borrower(s) received the new rescission notice. For example, if the rescission were sent by overnight mail to borrowers and received tomorrow (XX/XX/XXXX), the rescission expiration to be printed on the form would be XX/XX/XXXX."
BUYER - GENERAL COMMENT (2019-07-22): rescission reopened
REVIEWER - GENERAL COMMENT (2019-07-24): Per compliance review: We would need confirmation of when the borrower received the RTC.  The document provided confirms it was sent on XX/XX/XXXX but unable to confirm it was received by the borrower. Additionally the recession period would begin once the borrower receives the document.
BUYER - GENERAL COMMENT (2019-07-30): borrower email acknowledgment of subsequent rtc
REVIEWER - GENERAL COMMENT (2019-08-01): Received evidence of receipt onXX/XX/XXXXException cured.
BUYER - GENERAL COMMENT (2019-07-09): file disbursedXX/XX per XXX
REVIEWER - WAIVED COMMENT (2019-07-09): Waiving at client request, EV2
REVIEWER - WAIVED COMMENT (2019-02-14): Final settlement statement shows disbursement of XX/XX. Ok to waive per client.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative			A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000021	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX)	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Missing LO compesation disclosure.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Missing 1040 (2017), 1120s (2017) and K1 (2017). Business and personal 2017 tax filing extensions in file.	BUYER - WAIVED COMMENT (2018-12-06): We have provided our broker agreement which shows that all transactions are based on a set compensation and not subject to terms of the transaction
BUYER - WAIVED COMMENT (2018-12-06): Documentation provided was acceptable, loan is still non-QM and not an ATR fail	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000009	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] State Compliance - Maryland SB270 Prepayment Penalty Test 2009 Investment Test: Maryland SB270: Mortgage loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepayment penalty will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal provided to the borrower on XX/XX/XXXX (pre-close). Appraisal was updated XX/XX/XXXX (post close).	BUYER - WAIVED COMMENT (2020-01-07): Sprout has elected to waive this exception
BUYER - WAIVED COMMENT (2019-12-20): Sprout has elected to waive this exception
BUYER - WAIVED COMMENT (2019-12-20): Sprout has elected to waive this exception
BUYER - WAIVED COMMENT (2019-12-20): Sprout has elected to waive this exception
																							BUYER - WAIVED COMMENT (2019-12-20): Sprout has elected to waive this exception	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000016	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Total cash-out discrepancy.: HUD-1 total cash-out of $1,926,743.38 is greater than Guideline total cash-out of $500,000.00. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of$XXXX is greater than Guideline maximum loan amount of $3,000,000.00.	The total cash out amount of $1,926,743.38 exceeds the Investor guideline maximum of $500,000. However, a Lender Exception Approval was provided. The subject loan amount of $4,700,000 exceeds the Investor guideline maximum of $3,000,000. However, a Lender Exception Approval was provided.	REVIEWER - WAIVED COMMENT (2019-12-02): Client approved exception prior to closing. REVIEWER - WAIVED COMMENT (2019-12-02): Client approved exception prior to closing.	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (XXXX)	Federal Compliance - FACTA Disclosure Missing: Evidence that the FACTA Credit Score Disclosure was provided to the Borrower upon credit pull is missing.
Federal Compliance - TRID Final Closing Disclosure AP Table First Change: The Note disclosed that the minimum initial and life rates are lower(XX%) than the margin(XX%) which is causing the discrepancy.
Federal Compliance - TRID Final Closing Disclosure Assumption: The Note allows for assumption, but the final Closing Disclosure disclosed that assumption is not allowed.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: The Note disclosed that the minimum initial and life rates are lower(XX%) than the margin(XX%) which is causing the discrepancy.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: The Note disclosed that the minimum initial and life rates are lower(XX%) than the margin(XX%) which is causing the discrepancy.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: The Note disclosed that the minimum initial and life rates are lower(XX%) than the margin(XX%) which is causing the discrepancy.	REVIEWER - WAIVED COMMENT (2019-12-02): Waived per client request.
REVIEWER - GENERAL COMMENT (2019-12-18): Disclosed payment is $XXX, calculated is $XXX.
BUYER - GENERAL COMMENT (2019-12-19): pccd and delivery
REVIEWER - CURED COMMENT (2019-12-20): SitusAMC received required documents, exception is cured.
REVIEWER - WAIVED COMMENT (2019-12-02): Waived per client request.
BUYER - GENERAL COMMENT (2019-12-19): please see upload
REVIEWER - GENERAL COMMENT (2019-12-20): Proof of delivery and reopen of RTC is still required before cure can be applied.
REVIEWER - CURED COMMENT (2020-01-02): SitusAMC received required documents, exception is cured.
BUYER - GENERAL COMMENT (2019-12-19): please see upload
REVIEWER - GENERAL COMMENT (2019-12-20): Proof of delivery and reopen of RTC is still required before cure can be applied.
REVIEWER - CURED COMMENT (2020-01-02): SitusAMC received required documents, exception is cured.
BUYER - GENERAL COMMENT (2019-12-19): please see upload
REVIEWER - GENERAL COMMENT (2019-12-20): Proof of delivery and reopen of RTC is still required before cure can be applied.
BUYER - GENERAL COMMENT (2019-12-31): ROR AND DELIVERY
REVIEWER - CURED COMMENT (2020-01-02): SitusAMC received required documents, exception is cured.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	60% LTV < 75% guideline max DTI below max by 5% or greater. DTI: 35%<50% FICO score above minimum by 20 points or greater. FICO: XXX>660		C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	1000033	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 70.00000%.	85% LTV Exceeds max allowed of 70% with loan amount of $2,040,000. Lender approved exception provided with compensating factors.	REVIEWER - WAIVED COMMENT (2020-02-03): Lender deviation provided.	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000032		XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $50.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000030		XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000015	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXXis greater than Guideline maximum loan amount of $3,000,000.00. [2] Income Documentation - Income Docs Missing:: Borrower: Jacqueline Shaw VVOE - Employment Only, W-2 (2018)	Subject loan closed with a loan amount of $XXXX, which exceeds the guideline maximum loan amount of $3,000,000.00. File is missing a lender approved exception with verified compensating factors to allow the higher loan amount. Borrower was qualified with wage income that was verified with a paystub and Written VOE. File is missing the borrower's most W-2 and a Verbal VOE dated within 5 business days of closing as required by the lender’s Full Doc guidelines.	BUYER - GENERAL COMMENT (2020-02-26): Duplicate exception. Exception approval uploaded. REVIEWER - WAIVED COMMENT (2020-02-26): Lender approved exception to allow a loan amount of $XXXX, which exceeds the guideline maximum loan amount of $3,000,000.00. REVIEWER - WAIVED COMMENT (2020-02-26): Lender approved exception to waive the most recent W-2 and VVOE dated within 5 business days of closing for the wage earner borrower as required by the lender’s Full Doc guidelines.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The borrower acknowledged receipt of the appraisal XX/XX/XXXXwhich is prior to the report date of XX/XX/XXXX.	REVIEWER - WAIVED COMMENT (2020-02-25): Waive per client request.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines.

Borrower's residual income increased by 10% or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000023	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $110.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $175.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Final Closing Disclosure reflects cureof $35.00. $25.00 for Appraisal desk Review and $10.00 for Credit Report fee
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Final Closing Disclosure reflects cureof $35.00. $25.00 for Appraisal desk Review and $10.00 for Credit Report fee					A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000024	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 75.00000%.	85% LTV when guidelines max is 75%	REVIEWER - GENERAL COMMENT (2020-02-26): 85% LTV when guidelines max is 75% REVIEWER - WAIVED COMMENT (2020-03-02): Lender deviation provided.	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's FICO score is above the minimum by 20 points or more.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines.

																									The qualifying DTI on the loan is at least 10% less than the guideline maximum.		B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000014		XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000013		XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Non QM	1	1				1				1							A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000012	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Guideline Issue - Funds From Business Account used, and borrower owns less than 100% of business.	Borrower was qualified with business bank statement income however, borrower is only 50% owner of the business. Lender's Business Bank Statement guidelines require 100% ownership for business bank statements used for qualification.	BUYER - GENERAL COMMENT (2020-05-04): exception REVIEWER - GENERAL COMMENT (2020-05-04): Exception approval received for using AVM for 2nd appraisal. one of the compensating factors is reserves for 16 months vs. 12, not substantial. BUYER - GENERAL COMMENT (2020-05-05): guideline calls for 6 months reserves required so 12+ months is substantial and a compensating factor REVIEWER - WAIVED COMMENT (2020-05-06): Client elects to waive. Exception waiver approval provided. Compensating factors: LTV, years on the job, reserves, residual income, years in the home and housing history.	3	[3] Appraisal Documentation - Guidelines require two full appraisals when loan amount exception is made or Loan Amount is greater than $1,500,000.: Loan Amount: $XXXX; Guideline Loan Amount Max: $3,000,000.00	Missing 2nd full appraisal.	REVIEWER - GENERAL COMMENT (2020-05-04): Exception approval received for using AVM for 2nd appraisal. one of the compensating factors is reserves for 16 months vs. 12, not substantial. BUYER - GENERAL COMMENT (2020-05-05): guideline calls for 6 months reserves so 12+ months reserves is a compensating factor REVIEWER - WAIVED COMMENT (2020-05-06): Client elects to waive. Exception waiver approval provided. Compensating factors: LTV, years on the job, reserves, residual income, years in the home and housing history.	2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Right to Cancel is on Form H-8 however, subject loan is paying off an existing loan by the same lender. Right to Cancel should be on Form H-9.	REVIEWER - WAIVED COMMENT (2020-05-01): Waive per client request.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines.

																									The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	1000011	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 43.79556% exceeds Guideline total debt ratio of 43.00000%.	The loan was approved with a DTI > 43%. Missing lender exception with compensating factors.	BUYER - GENERAL COMMENT (2020-09-03): exception REVIEWER - WAIVED COMMENT (2020-09-09): Client elects to waive.	1	2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 43.79556% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: The loan was approved with a DTI > 43%. Missing lender exception with compensating factors.	BUYER - GENERAL COMMENT (2020-09-03): please see exception uploaded REVIEWER - WAIVED COMMENT (2020-09-09): Client elects to waive.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																									Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000010	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 66.35560% exceeds Guideline total debt ratio of 50.00000%. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 3.15 is less than Guideline PITIA months reserves of 6.00.	Borrower were qualified with monthly net rental income of $585.00 for an investment property and a DTI of 53.52%. This rental income was noted on the income worksheet as "XXXX income to offset the PITI." Calculated DTI is 66.36% due to the following reasons:

1) The 2018 K-1's, 1065 tax return and 2019 P&L Statement for XXXX verify this business reported losses for the past 2 years however, the lender excluded these losses from the income calculations. Using the 2019 P&L, the monthly negative YTD income is $XXXX for each borrower, which have now been deducted from the borrowers qualifying incomes.

2) File contains one lease agreement for the rental property which verifies a monthly net rental loss of $XXXX. The 1065 tax return does not verify the monthly net rental income used by the lender.

The verified monthly business losses and net rental loss results in a DTI of 66.36%, which cannot be waived or compensated to a lower grade.
Verified reserves of 3.15 months are insufficient to cover the guideline required reserves of 6 months. File contains a lender exception that states “reserves less than 6 months" however, the actual number of months allowed must be provided. A lender approved exception to allow 3.15 months of reserves (with verified compensating factors) is required to rereview this exception.	REVIEWER - WAIVED COMMENT (2020-05-06): Lender provided a rental income written rationale, a comparable rent schedule and an approved exception to allow a DTI of 54.96%, which exceeds the guideline maximum of 50.00%. Final calculated DTI is 54.90%. REVIEWER - WAIVED COMMENT (2020-04-22): Lender approved an exception to allow only 3.15 months of reserves when the guidelines require reserves of 6 months.	1	2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 54.90309% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 66.35560% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Lender qualified the borrowers with a DTI of 54.96%, which exceeds the guideline maximum of 50.00%. Final calculated DTI is 54.90%.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Borrower were qualified with monthly net rental income of $585.00 for an investment property and a DTI of 53.52%. This rental income was noted on the income worksheet as "XXXX income to offset the PITI." Calculated DTI is 66.36% due to the following reasons:

1) The 2018 K-1's, 1065 tax return and 2019 P&L Statement for XXXX verify this business reported losses for the past 2 years however, the lender excluded these losses from the income calculations. Using the 2019 P&L, the monthly negative YTD income is $XXXX for each borrower, which have now been deducted from the borrowers qualifying incomes.

2) File contains one lease agreement for the rental property which verifies a monthly net rental loss of $XXXX. The 1065 tax return does not verify the monthly net rental income used by the lender.

The verified monthly business losses and net rental loss results in a DTI of 66.36%, which cannot be waived or compensated to a lower grade.	REVIEWER - WAIVED COMMENT (2020-05-06): Lender provided a rental income written rationale, a comparable rent schedule and an approved exception to allow a DTI of 54.96%, which exceeds the guideline maximum of 50.00%. Final calculated DTI is 54.90%.
BUYER - GENERAL COMMENT (2020-04-28): Please see "Investor qualifying total debt ratio discrepancy" tab for response.
REVIEWER - WAIVED COMMENT (2020-05-06): Lender provided a rental income written rationale, a comparable rent schedule and an approved exception to allow a DTI of 54.96%, which exceeds the guideline maximum of 50.00%. Final calculated DTI is 54.90%.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B